LONG-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Jun. 30, 2015
Long-term investments
Equity securities without a readily determinable fair value	¥ 140	¥ 140
Impairment on long-term investments	0	11,000	¥ 0
Xixi
Long-term investments
Percentage of equity interest					5.21%
Cash consideration					¥ 11,000
Longyan Huiyuan
Long-term investments
Equity securities without a readily determinable fair value	¥ 140	¥ 140
Percentage of equity interest				1.00%
Cash consideration				¥ 140